Income Tax: (Details Text) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Details Textabstract [Abstract]
Income tax expense recorded by the Company	$ 0.0	$ 12.5
The Company's income tax receivable	$ 6.4